Bank credit lines, loan facilities and notes - Bridge Secured Credit Facility (Narrative) (Details) - USD ($) $ in Thousands				9 Months Ended
	Aug. 17, 2026	Jul. 15, 2026	Apr. 27, 2026	Sep. 30, 2026	Sep. 30, 2025
Debt Instrument [Line Items]
Drawdown of credit lines and loan facilities				$ 2,650,000	$ 50,000
Repayment of credit lines and loan facilities				$ 2,666,688	$ 72,321
Senior Secured Notes | Senior Secured Notes
Debt Instrument [Line Items]
Debt instrument, principal amount			$ 500,000
Bridge Secured Credit Facility | Secured Debt
Debt Instrument [Line Items]
Drawdown of credit lines and loan facilities		$ 500,000
Bridge Secured Credit Facility | Secured Debt | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)			1.00%
Bridge Secured Credit Facility | Secured Debt | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)			2.25%
Senior Secured Notes Due July 2026 | Senior Secured Notes
Debt Instrument [Line Items]
Repayment of credit lines and loan facilities	$ 500,000
Debt instrument, interest rate (in percent)		2.875%